Financial Instruments and Risk Management - Schedule of Methodologies Used to Estimate Fair Value (Detail)	12 Months Ended
Dec. 31, 2022
Debt Securities Classified as Available for Sale [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Methodology used to estimate fair value	Quoted market prices for identical instruments
Foreign Exchange Forward Contracts Currency Options and Collars [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Methodology used to estimate fair value	Quoted market prices for similar instruments
Equity Securities Measured at Fair Value Through Earnings [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Methodology used to estimate fair value	Quoted market prices for identical instruments
Equity Securities Carried at Cost as a Measurement Alternative [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Methodology used to estimate fair value	Valuation of the underlying investments on a new round of third-party financing or upon liquidation
Long-term Debt and Current Portion of Long Term Debt [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Methodology used to estimate fair value	Future cash flows on a borrowing-by-borrowing basis and discounting these future cash flows using the Company's incremental borrowing rates for similar types of borrowing arrangements
Cash And Cash Equivalents, Short-Term Deposits, Accounts Receivable, Short-Term Borrowings, and Accounts Payable [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Methodology used to estimate fair value	The carrying amounts reflected in the consolidated financial statements are considered as reasonable estimates of fair value due to the relatively short period of time between the origination of the instruments and their expected realization.